LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2013
LONG-TERM INVESTMENTS

8. LONG-TERM INVESTMENTS

Available-for-sale securities

Investments in available-for-sale securities represent investments in the common shares of three entities listed on NADSQ. The cost and fair value of the available-for-sale securities as of December 31, 2013 were as follows:

	Cost	Unrealized Gain	Fair Value
Agios Pharmaceuticals, Inc. (“Agios”)	$3,000	$2,320	$5,320
Foundation Medicine, Inc. (“FMI”)	1,000	1,635	2,635
Amicus Therapeutics, Inc. (“Amicus”)	3,978	527	4,505

Total	$7,978	$4,482	$12,460

The Company acquired the preferred shares of Agios for $3.0 million in November 2011 and accounted for them as a cost-method investment as of December 31, 2011 and 2012. The Company reclassified the investment to available-for-sale in July 2013, the effective date of Agios’s listing on the NASDAQ.

The Company acquired the preferred shares of FMI for $1.0 million in September 2012 and accounted for them as a cost-method investment as of December 31, 2012. The Company reclassified the investment to available-for-sale in September 2013, the effective date of FMI’s listing on the NASDAQ.

The Company acquired the preferred shares of Callidus Biopharma, Inc. (“Callidus”) for $1 million and $2.0 million in January 2012 and February 2013, respectively, and accounted for them as cost-method investments as of December 31, 2012. In November 2013, Callidus was acquired by Amicus. Prior to the acquisition, the Company received $0.2 million in dividends, which were accounted for as a reduction of the investment cost. In connection with the acquisition, the preferred shares of Callidus were exchanged for the common shares of Amicus. The Company recorded the fair value of Amicus’ common shares of $4.0 million as available-for-sale securities and recognized a gain of $1.2 million on the acquisition date.

Equity-method investment

The following table summarizes the Company’s direct ownership interests in equity-method investees:

	As of December 31,
	2012	2013
NICLC	40.0%	—
WuXi MedImmune	50.0%	50.0%
WuXiPRA (See Note 4)	—	51.0%
Adagene	—	15.8%
QB3	—	13.3%
PhageLux	—	20.0%

On November 16, 2011, the Company invested $0.002 million in Adagene Inc. (“Adagene”) to acquire 16.8% of its common stock and also purchased $1.3 million of convertible notes. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of Adagene, as the Company has one of the five board seats of Adagene. The Company recognized its share of the joint venture’s losses of $0 and $0.9 million incurred for the year ended December 31, 2012 and 2013, respectively.

On April 19, 2012, the Company invested $0.6 million in Nanjing Innovative Compound Library Center, Ltd. (“NICLC”), and obtained 40% of NICLC’s outstanding shares. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of NICLC. On October 10, 2013, the Company collected $0.7 million from the dissolution of NICLC.

On September 12, 2012, the Company and MedImmune, the global biologics arm of AstraZeneca, formed a joint venture, Soaring China Ltd. (“SCL”), to develop and commercialize MEDI5117, a novel biologic for autoimmune and inflammatory diseases, in China. In 2013 SCL changed its name to WuXi MedImmune Biopharmaceutical Co. Ltd (“WuXi MedImmune”). The Company invested $5.5 million and $0 in to WuXi MedImmune in 2012 and 2013, respectively. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of the joint venture. The Company recognized its share of the joint venture’s loss of $0.6 million and $2.7 million incurred for the years ended December 31, 2012 and 2013, respectively.

On December 17, 2012, the Company invested $0.5 million in QB3 lncubater Partners, L.P. (“QB3”), a Delaware Limited Partnership, and obtained 13.3% of the limited partnership’s interest. This investment was accounted for as an equity-method investment due to the significant influence the Company has over the operating and financial policies of QB3. No gain or loss was recognized for the years ended December 31, 2012 and 2013.

On November 18, 2013, the Company entered an agreement to purchase the Seed Preferred Shares of Phagelux, Inc. an entity registered in the Cayman Islands, engaged in providing phage solutions for various bacterial problems. According to the agreements, the Company has agreed to invest up to $3.0 million by tranches subject to the achievement of certain milestones for up to 200,000 shares of Seed Preferred Shares or 60% of the total outstanding shares. The Company considered Phagelux, Inc. (“PhageLux”) as a joint venture and accounted the investment under equity method. As of December 31, 2013, the Company has invested US$0.5 million and no gain or loss was recognized for the year ended December 31, 2013.

The following table summarizes the carrying amount of investments in equity-method investees:

	As of December 31,
	2012	2013
NICLC	637	—
WuXi MedImmune	4,858	2,117
WuXiPRA	—	1,284
Adagene	—	410
QB3	—	500
PhageLux	—	500

Total	5,495	4,811

Cost method investments

As of December 31, 2012 and 2013, the Company had invested $8.5 million and $4.5 million in certain technologies and life-sciences companies and industry funds. These investments were accounted for using the cost method since the Company does not have the ability to exert significant influence over the investees. As of December 31, 2013, there had been no identified events or changes in circumstances that had a significant adverse effect on the investments or other indicators of impairment.